Investment Strategy	Mar. 17, 2025
GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the ProShares UltraPro® QQQ (“TQQQ” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3 shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, the ProShares UltraPro® QQQ, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Nasdaq-100® (the “Index”).

The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-89822 and 811-2114. This information, derived from TQQQ’s filings with the SEC, is essential for investors to understand TQQQ’s operations, investment strategy, and financial prospects. The description of TQQQ’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH PROSHARES TRUST, THE UNDERLYING ETF, PROSHARES ADVISORS LLC OR NASDAQ INC.

GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the Direxion Daily S&P500® Bull 3X Shares (“SPXL” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Options Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 3, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily S&P500® Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500® index (the “Index”).

The Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S.-listed issuers. It selects constituents on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted and market capitalization-weighted index.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from SPXL’s filings with the SEC, is essential for investors to understand SPXL’s operations, investment strategy, and financial prospects. The description of SPXL’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES LLC.

GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the Direxion Daily Small Cap Bull 3X Shares (“TNA” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Options Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily Small Cap Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 2000® index (the “Index”).

The Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. The Index is reconstituted annually and enhanced by initial public offerings quarterly.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TNA’s filings with the SEC, is essential for investors to understand TNA’s operations, investment strategy, and financial prospects. The description of TNA’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR FRANK RUSSELL COMPANY.

GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the Direxion Daily S&P Biotech Bull 3X Shares (“LABU” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive derivatives during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Options Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily S&P Biotech Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Biotechnology Select Industry Index (the “Index”).

The Index is a modified equal weighted index that is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (“GICS”). GICS classifications are determined primarily based on a company’s revenues, however, earnings and market perception are also considered by GICS. The Index consists of constituents of the S&P Total Market Index (“S&P TMI”) that belong to the GICS biotechnology sub-industry that satisfy the following criteria: (1) have a float-adjusted market capitalization above $300 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the Index rebalancing reference date) above 50%;have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio above 90%; or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio above 150%; and (2) are U.S.-based companies. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. The Index is rebalanced quarterly.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TNA’s filings with the SEC, is essential for investors to understand TNA’s operations, investment strategy, and financial prospects. The description of TNA’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES LLC.

GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the Direxion Daily Financial Bull 3X Shares (“FAS” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily Financial Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Financial Select Sector Index (the “Index”).

The Index is provided by S&P Dow Jones Indices (the “Index Provider”) and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented proportionate to the total market capitalization of such Select Sector Index.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from FSA’s filings with the SEC, is essential for investors to understand FSA’s operations, investment strategy, and financial prospects. The description of FSA’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES LLC.

GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the Direxion Daily Gold Miners Index Bull 2X Shares (“FAS” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily Gold Miners Index Bull 2X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE Arca Gold Miners Index (the “Index”).

The Index, which is provided by ICE Data Indices, LLC, is a modified market capitalization weighted index comprised of publicly traded common stocks, American depositary receipts or global depositary receipts of companies that operate globally in both developed and emerging markets, and are involved primarily in mining for gold and, to a lesser extent, in mining for silver. The Index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the Index at each rebalance date. The Index may include small and mid-capitalization companies and foreign issuers, including among others, Canadian issuers.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from NUGT’s filings with the SEC, is essential for investors to understand NUGT’s operations, investment strategy, and financial prospects. The description of NUGT’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR ICE DATA INDICES, LLC.

GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the Direxion Daily Semiconductor Bull 3X Shares (“SOXL” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Options Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivative Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily Semiconductor Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE Semiconductor Index (the “Index”).

The Index is provided by ICE Data Indices, LLC (the “Index Provider”) and is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies. Semiconductor companies are defined as those classified within the Semiconductor Industry of the ICE Uniform Sector Classification schema. This includes companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from SOXL’s filings with the SEC, is essential for investors to understand SOXL’s operations, investment strategy, and financial prospects. The description of SOXL’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR ICE DATA INDICES, LLC.

GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the Direxion Daily Technology Bull 3X Shares (“TECL” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

Underlying ETF

The Underlying ETF, Direxion Daily Technology Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the Technology Select Sector Index (the “Index”).

The Index is a product of S&P Dow Jones Indices LLC (“SPDJI”) (the “Index Provider”) and includes domestic companies from the technology sector which includes the following industries: information technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electrical equipment, instruments and components. The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented proportionate to the total market capitalization of such Select Sector Index.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TECL’s filings with the SEC, is essential for investors to understand TECL’s operations, investment strategy, and financial prospects. The description of TECL’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR S&P DOW JONES INDICES, LLC.

GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the Direxion Daily FTSE China Bull 3X Shares (“YINN” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily FTSE China Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the FTSE China 50 Index (the “Index”).

The Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange as determined by FTSE/Russell (the “Index Provider”). Constituents in the Index are weighted based on total market value, so that companies with larger total market values will generally have a greater weight in the Index. Index constituents are screened for liquidity and weightings and are capped to limit the concentration of any one stock in the Index.

China is considered an “emerging market,” by the index provider. The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and a lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from YINN’s filings with the SEC, is essential for investors to understand YINN’s operations, investment strategy, and financial prospects. The description of YINN’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR FTSE/RUSSELL.

GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of the Direxion Daily 20+ Year Treasury Bull 3X Shares (“TMF” or the “Underlying ETF”), subject to a limit on potential gains from increases in the price of the Underlying ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying ETF.

For more information, see section “The Fund’s Use of the Underlying ETF Options Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying ETF

-	The Fund’s strategy will cap its potential gain if the Underlying ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying ETF.

Additional information regarding the Underlying ETF is set forth below.

The Fund’s Use of the Underlying ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying ETF

The Underlying ETF, Direxion Daily 20+ Year Treasury Bull 3X Shares, is a passively managed fund that seeks daily investment results, before fees and expenses, of 300% of the performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).

The Index is a product of ICE Data Indices, LLC. (the “Index Provider”). The Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Index is not adjusted for securities that may become eligible or ineligible for inclusion in the Index intra-month. The Index is reconstituted and rebalanced on the last business day of each month.

The Underlying ETF may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and may utilize derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above.

Investors can access information about the Underlying ETF, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TMF’s filings with the SEC, is essential for investors to understand TMF’s operations, investment strategy, and financial prospects. The description of TMF’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DIREXION SHARES TRUST ETF, THE UNDERLYING ETF, RAFFERTY ASSET MANAGEMENT, LLC OR ICE DATA INDICES, LLC.

GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of the Underlying Bitcoin ETF, subject to a limit on potential gains. The Fund will seek to employ its investment strategy as it relates to the Underlying Bitcoin ETF regardless of whether there are periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying Bitcoin ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying Bitcoin ETF.

For more information, see section “The Fund’s Use of the Underlying Bitcoin ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying Bitcoin ETF

-	The Fund’s strategy will cap its potential gain if the Underlying Bitcoin ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying Bitcoin ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying Bitcoin ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying Bitcoin ETF.

Additional information regarding the Underlying Bitcoin ETF is set forth below.

The Fund’s Use of the Underlying Bitcoin ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In all examples 1 and 2, if the Underlying Bitcoin ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell Flexible Exchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying Bitcoin ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Bitcoin ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying Bitcoin ETF

The Underlying Bitcoin ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of bitcoin for a single day, not for any other period.

The Underlying Bitcoin ETF will not invest directly in bitcoin. The Underlying Bitcoin ETF will generally achieve their investment strategy by investing in bitcoin futures or in swap contracts that provide exposure to bitcoin futures. Bitcoin futures held or referenced by the Underlying Bitcoin ETF are standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the CFTC. To maintain its exposure to bitcoin futures, the Underlying Bitcoin ETF must roll over its position before expiration. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Underlying Bitcoin ETF will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Underlying Bitcoin ETF will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

The Underlying Bitcoin ETF may also invest in money market instruments and U.S. government to provide liquidity, serve as margin or collateralize the Underlying Bitcoin ETF’s investments in bitcoin futures contracts or in swap contracts.

The Underlying Bitcoin ETF expects to gain exposure to bitcoin by investing in bitcoin futures contracts or swaps through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because the Underlying Bitcoin ETF intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), the Underlying Bitcoin ETF intends to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year.

Due to the high margin requirements that are unique to bitcoin futures contracts and certain tests that must be met in order to qualify as a RIC, the Underlying Bitcoin ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to bitcoin futures contracts.

The Underlying Bitcoin ETF may not always achieve its intended investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the bitcoin futures and may return substantially less than that on days at or around quarter end when the Underlying Bitcoin ETF must reduce its exposure to qualify for tax treatment as a RIC.

The Underlying Bitcoin ETFs are subject to the information requirements of the federal securities laws, and in accordance therewith, file reports and other information with the SEC. The SEC maintains an internet website, www.sec.gov, that contains reports and other info regarding the Underlying Bitcoin ETFs that are filed electronically with SEC.

The Fund intends to reference the following Underlying Bitcoin ETF:

(1)	2x Bitcoin Strategy ETF (CBOE BZX: BITX). Investors can access information about BITX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-263619 and 811-23785. This information, derived from BITX’s filings with the SEC, is essential for investors to understand BITX’s operations, investment strategy, and financial prospects. The description of BITX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	ProShares Ultra Bitcoin ETF (NYSE ARCA: BITU). Investors can access information about BITU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-89822 and 811-21114. This information, derived from BITU’s filings with the SEC, is essential for investors to understand BITU’s operations, investment strategy, and financial prospects. The description of BITU’s principal investment strategies as outlined here is directly sourced from its prospectus.

This document relates only to the securities offered hereby and does not relate to the Underlying Bitcoin ETF. The Fund has derived all disclosures contained in this document regarding the Underlying Bitcoin ETF from publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the Underlying Bitcoin ETF. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Bitcoin ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Bitcoin ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Bitcoin ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of the Underlying Bitcoin ETF.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH THE UNDERLYING BITCOIN ETF, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying AAPL ETF”), subject to a limit on potential gains from increases in the price of the Underlying AAPL ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying AAPL ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying AAPL ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying AAPL ETF.

For more information, see section “The Fund’s Use of the Underlying AAPL ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying AAPL ETF

-	The Fund’s strategy will cap its potential gain if the Underlying AAPL ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying AAPL ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying AAPL ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying AAPL ETF.

Additional information regarding the Underlying AAPL ETF is set forth below.

The Fund’s Use of the Underlying AAPL ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying AAPL ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying AAPL ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying AAPL ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying AAPL ETF

The Underlying AAPL ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying AAPL ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying AAPL ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying AAPL ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying AAPL ETF:

(1)	Direxion Daily AAPL Bull 2X Shares (NASDAQ: AAPU). Investors can access information about AAPU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AAPU’s filings with the SEC, is essential for investors to understand AAPU’s operations, investment strategy, and financial prospects. The description of AAPU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long Apple Daily Target ETF (CBOE: AAPX). Investors can access information about AAPX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from AAPX’s filings with the SEC, is essential for investors to understand AAPX’s operations, investment strategy, and financial prospects. The description of AAPX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long AAPL Daily ETF (NASDAQ: AAPB). Investors can access information about AAPB, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from AAPB’s filings with the SEC, is essential for investors to understand AAPB’s operations, investment strategy, and financial prospects. The description of AAPB’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying AAPL ETF as market and liquidity develop.

Due to the Underlying AAPL ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying AAPL ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying AAPL ETF from publicly available documents. AAPB is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of AAPB’s publicly available documents. In connection to AAPU and AAPX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAPU and AAPX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying AAPL ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying AAPL ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AAPU and AAPX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AAPU AND AAPX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH AAPB.

GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying AMD ETF”), subject to a limit on potential gains from increases in the price of the Underlying AMD ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying AMD ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying AMD ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying AMD ETF.

For more information, see section “The Fund’s Use of the Underlying AMD ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying AMD ETF

-	The Fund’s strategy will cap its potential gain if the Underlying AMD ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying AMD ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying AMD ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying AMD ETF.

Additional information regarding the Underlying AMD ETF is set forth below.

The Fund’s Use of the Underlying AMD ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying AMD ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying AMD ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying AMD ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying AMD ETF

The Underlying AMD ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying AMD ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying AMD ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying AMD ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying AMD ETF:

(1)	GraniteShares 2x Long AMD Daily ETF (NASDAQ: AMDL). Investors can access information about AMDL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from AMDL’s filings with the SEC, is essential for investors to understand AMDL’s operations, investment strategy, and financial prospects. The description of AMDL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying AMD ETF as market and liquidity develop.

Due to the Underlying AMD ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semiconductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying AMD ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying AMD ETF from publicly available documents. AMDL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of AMDL’s publicly available documents.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH AMDL.

GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying AMZN ETF”), subject to a limit on potential gains from increases in the price of the Underlying AMZN ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying AMZN ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying AMZN ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying AMZN ETF.

For more information, see section “The Fund’s Use of the Underlying AMZN ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying AMZN ETF

-	The Fund’s strategy will cap its potential gain if the Underlying AMZN ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying AMZN ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying AMZN ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying AMZN ETF.

Additional information regarding the Underlying AMZN ETF is set forth below.

The Fund’s Use of the Underlying AMZN ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying AMZN ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying AMZN ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying AMZN ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying AMZN ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying AMZN ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying AMZN ETF

The Underlying AMZN ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying AMZN ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying AMZN ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying AMZN ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intents to reference the following Underlying AMZN ETF:

(1)	D Direxion Daily AMZN Bull 2X Shares (NASDAQ: AMZU). Investors can access information about AMZU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AMZU’s filings with the SEC, is essential for investors to understand AMZU’s operations, investment strategy, and financial prospects. The description of AMZU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2x Long AMZN Daily ETF (NASDAQ: AMZZ). Investors can access information about AMZZ, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from AMZZ’s filings with the SEC, is essential for investors to understand AMZZ’s operations, investment strategy, and financial prospects. The description of AMZZ’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying AMZN ETF as market and liquidity develop.

Due to the Underlying AMZN ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the online retail industry.

This document relates only to the securities offered hereby and does not relate to the Underlying AMZN ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying AMZN ETF from publicly available documents. AMZZ is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of AMZZ’s publicly available documents. In connection to AMZU, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMZU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying AMZN ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying AMZN ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of AMZU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AMZU, ITS TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH AMZZ.

GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying BABA ETF”), subject to a limit on potential gains from increases in the price of the Underlying BABA ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying BABA ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying BABA ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying BABA ETF.

For more information, see section “The Fund’s Use of the Underlying BABA ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying BABA ETF

-	The Fund’s strategy will cap its potential gain if the Underlying BABA ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying BABA ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying BABA ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying BABA ETF.

Additional information regarding the Underlying BABA ETF is set forth below.

The Fund’s Use of the Underlying BABA ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying BABA ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying BABA ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying BABA ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying BABA ETF

The Underlying BABA ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying BABA ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying BABA ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying BABA ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying BABA ETF:

(1)	GraniteShares 2x Long BABA Daily ETF (NASDAQ: BABX). Investors can access information about AMDL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from BABX’s filings with the SEC, is essential for investors to understand BABX’s operations, investment strategy, and financial prospects. The description of BABX’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying BABA ETF as market and liquidity develop.

Due to the Underlying BABA ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the online retail industry.

This document relates only to the securities offered hereby and does not relate to the Underlying BABA ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying BABA ETF from publicly available documents. BABX is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of BABX’s publicly available documents.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH BABX.

GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying COIN ETF”), subject to a limit on potential gains from increases in the price of the Underlying COIN ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying COIN ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying COIN ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying COIN ETF.

For more information, see section “The Fund’s Use of the Underlying COIN ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying COIN ETF

-	The Fund’s strategy will cap its potential gain if the Underlying COIN ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying COIN ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying COIN ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying COIN ETF.

Additional information regarding the Underlying COIN ETF is set forth below.

The Fund’s Use of the Underlying COIN ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying COIN ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying COIN ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying COIN ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying COIN ETF

The Underlying COIN ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying COIN ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying COIN ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying COIN ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying COIN ETF:

(1)	GraniteShares 2x Long COIN Daily ETF (NASDAQ: CONL). Investors can access information about CONL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from CONL’s filings with the SEC, is essential for investors to understand CONL’s operations, investment strategy, and financial prospects. The description of CONL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying COIN ETF as market and liquidity develop.

Due to the Underlying COIN ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the digital asset and finance industries.

This document relates only to the securities offered hereby and does not relate to the Underlying COIN ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying COIN ETF from publicly available documents. CONL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of CONL’s publicly available documents.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH CONL.

GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying META ETF”), subject to a limit on potential gains from increases in the price of the Underlying META ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying META ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying META ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying META ETF.

For more information, see section “The Fund’s Use of the Underlying META ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying META ETF

-	The Fund’s strategy will cap its potential gain if the Underlying META ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying META ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying META ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying META ETF.

Additional information regarding the Underlying META ETF is set forth below.

The Fund’s Use of the Underlying META ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying META ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying META ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying META ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying META ETF

The Underlying META ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying META ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying META ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying META ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to reference the following products as Underlying META ETF:

(1)	Direxion Daily META Bull 2X Shares (NASDAQ: METU). Investors can access information about METU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from METU’s filings with the SEC, is essential for investors to understand METU’s operations, investment strategy, and financial prospects. The description of METU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	GraniteShares 2x Long META Daily ETF (NASDAQ: FBL). Investors can access information about FBL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-23214. This information, derived from FBL’s filings with the SEC, is essential for investors to understand FBL’s operations, investment strategy, and financial prospects. The description of FBL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying META ETF as market and liquidity develop.

Due to the Underlying META ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the social media and computer programming industries.

The Fund has derived all disclosures contained in this document regarding the Underlying META ETF from publicly available documents. FBL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of FBL’s publicly available documents. In connection to METU, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding METU is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying META ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying META ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of METU.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH METU, ITS TRUST AND SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH FBL.

This document relates only to the securities offered hereby and does not relate to the Underlying META ETF or the Underlying Stock.

GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying MSFT ETF”), subject to a limit on potential gains from increases in the price of the Underlying MSFT ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying MSFT ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying MSFT ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying MSFT ETF.

For more information, see section “The Fund’s Use of the Underlying MSFT ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying MSFT ETF

-	The Fund’s strategy will cap its potential gain if the Underlying MSFT ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying MSFT ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying MSFT ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying MSFT ETF.

Additional information regarding the Underlying MSFT ETF is set forth below.

The Fund’s Use of the Underlying MSFT ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.
Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.
Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying MSFT ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying MSFT ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying MSFT ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying MSFT ETF

The Underlying MSFT ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying MSFT ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying MSFT ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying MSFT ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying MSFT ETF:

(1)	Direxion Daily MSFT Bull 2X Shares (NASDAQ: MSFU). Investors can access information about MSFU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from MSFU’s filings with the SEC, is essential for investors to understand MSFU’s operations, investment strategy, and financial prospects. The description of MSFU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long Microsoft Daily Target ETF (CBOE: MSFX). Investors can access information about MSFX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from MSFX’s filings with the SEC, is essential for investors to understand MSFX’s operations, investment strategy, and financial prospects. The description of MSFX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long MSFT Daily ETF (NASDAQ: MSFL). Investors can access information about MSFL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from MSFL’s filings with the SEC, is essential for investors to understand MSFL’s operations, investment strategy, and financial prospects. The description of MSFL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying MSFT ETF as market and liquidity develop.

Due to the Underlying MSFT ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the software and information technology industry.

This document relates only to the securities offered hereby and does not relate to the Underlying MSFT ETF or the Underlying Stock.

This document relates only to the securities offered hereby and does not relate to the Underlying MSFT ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying MSFT ETF from publicly available documents. MSFL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of MSFL’s publicly available documents. In connection to MSFU and MSFX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSFU and MSFX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying AAPL ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying AAPL ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of MSFU and MSFX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MSFU AND MSFX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH MSFL.

GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying NVDA ETF”), subject to a limit on potential gains from increases in the price of the Underlying NVDA ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying NVDA ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying NVDA ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying NVDA ETF.

For more information, see section “The Fund’s Use of the Underlying NVDA ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying NVDA ETF

-	The Fund’s strategy will cap its potential gain if the Underlying NVDA ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying NVDA ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying NVDA ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying NVDA ETF.

Additional information regarding the Underlying NVDA ETF is set forth below.

The Fund’s Use of the Underlying NVDA ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying NVDA ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying NVDA ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying NVDAETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying NVDA ETF

The Underlying NVDA ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying NVDA ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying NVDA ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying NVDA ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying NVDA ETF:

(1)	Direxion Daily NVDA Bull 2X Shares (NASDAQ: NVDU). Investors can access information about NVDU, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from AAPU’s filings with the SEC, is essential for investors to understand NVDU’s operations, investment strategy, and financial prospects. The description of NVDU’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long NVIDIA Daily Target ETF (CBOE: NVDX). Investors can access information about NVDX, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from AAPX’s filings with the SEC, is essential for investors to understand NVDX’s operations, investment strategy, and financial prospects. The description of NVDX’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long NVDA Daily ETF (NASDAQ: NVDL). Investors can access information about NVDL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from NVDL’s filings with the SEC, is essential for investors to understand NVDL’s operations, investment strategy, and financial prospects. The description of NVDL’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying NVDA ETF as market and liquidity develop.

Due to the Underlying NVDA ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semiconductor industry.

This document relates only to the securities offered hereby and does not relate to the Underlying NVDA ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying NVDA ETF from publicly available documents. NVDL is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of NVDL’s publicly available documents. In connection to NVDU and NVDX, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVDU and NVDX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying NVDA ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying NVDA ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of NVDU and NVDX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NVDU AND NVDX, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH NVDL.

GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for an indirect exposure to the share price of one or more ETFs whose shares trade on a U.S.-regulated securities exchange and that seeks daily leverage investment results of 2 times (200%) the daily percentage change of the Underlying Stock (the “Underlying TSLA ETF”), subject to a limit on potential gains from increases in the price of the Underlying TSLA ETF’s shares. The Fund will seek to employ its investment strategy as it relates to the Underlying TSLA ETF regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying TSLA ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s derivatives contracts provide:

-	current income from the option premiums, and
-	a limit on the Fund’s participation in gains, if any, of the share price returns of the Underlying TSLA ETF.

For more information, see section “The Fund’s Use of the Underlying TSLA ETF Derivatives Contracts” below.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An Investment in the Fund is not an investment in the Underlying TSLA ETF

-	The Fund’s strategy will cap its potential gain if the Underlying TSLA ETF’s share increases in value.
-	The Fund’s strategy is subject to all potential losses if the Underlying TSLA ETF’s share decline, which may not be offset by the income received by the Fund,
-	The Fund does not invest directly in the Underlying TSLA ETF,
-	Fund shareholders are not entitled to any distribution paid by Underlying TSLA ETF.

Additional information regarding the Underlying TSLA ETF is set forth below.

The Fund’s Use of the Underlying TSLA ETF Derivatives Contracts

-	Standard Strategy: The Fund will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

-	Defensive Strategy: The Fund will enter in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Fund will receive a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Fund’s participation in a potential increase in the price of the Underlying ETF only applies if the Fund sells in-the-money put options contracts. The Fund’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Fund. The put options contracts sold by the Fund may vary in regard to their strike price from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. The put options contracts bought by the Fund will have the same maturity but a lower strike price, ranging from 50% out-of-the-money to at-the-money.

Example 1 – Standard Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Standard Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Fund receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Fund would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Underlying ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Fund would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Defensive Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Fund receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Fund receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Fund would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Fund would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Fund would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Fund would lose up to $5.00.

The comparison between the Standard Strategy in Example 1 and the Defensive Strategy in Example 3, shows that the Defensive Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying TSLA ETF’s price were to drop to zero, the Fund’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Fund

As part of the Fund’s strategy, the Fund may sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying TSLA ETF. The Fund will only sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying TSLA ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Fund

As part of the Fund’s strategy, the Fund may enter into swap agreements with major financial institutions that provide the same exposure as to selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

Underlying TSLA ETF

The Underlying TSLA ETF seeks daily leverage investment results of 2 times (200%) the daily percentage of the Underlying Stock by entering into swap agreements on the Underlying Stock. The Underlying TSLA ETF aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Underlying TSLA ETF for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Underlying TSLA ETF will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

The Fund intends to initial reference the following products as Underlying TSLA ETF:

(1)	Direxion Daily TSLA Bull 2X Shares (NASDAQ: TSLL). Investors can access information about TSLL, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-150525 and 811-22201. This information, derived from TSLL’s filings with the SEC, is essential for investors to understand TSLL’s operations, investment strategy, and financial prospects. The description of TSLL’s principal investment strategies as outlined here is directly sourced from its prospectus.
(2)	REX 2X Long Tesla Daily Target ETF (NASDAQ: TSLT). Investors can access information about TSLT, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-23444 and 811-23439. This information, derived from TSLT’s filings with the SEC, is essential for investors to understand TSLT’s operations, investment strategy, and financial prospects. The description of TSLT’s principal investment strategies as outlined here is directly sourced from its prospectus.
(3)	GraniteShares 2x Long TSLA Daily ETF (NASDAQ: TSLR). Investors can access information about TSLR, including its prospectus and the most recent shareholder reports, online through the SEC’s website, using Registration Statement Nos. 333-214796 and 811-2314. This information, derived from TSLR’s filings with the SEC, is essential for investors to understand TSLR’s operations, investment strategy, and financial prospects. The description of TSLR’s principal investment strategies as outlined here is directly sourced from its prospectus.

The Fund may reference additional products as Underlying TSLA ETF as market and liquidity develop.

Due to the Underlying TSLA ETF’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

This document relates only to the securities offered hereby and does not relate to the Underlying TSLA ETF or the Underlying Stock.

This document relates only to the securities offered hereby and does not relate to the Underlying TSLA ETF or the Underlying Stock. The Fund has derived all disclosures contained in this document regarding the Underlying TSLA ETF from publicly available documents. TSLR is affiliated with the Fund and both funds are issued under GraniteShares ETF Trust. The Trust and the Adviser have been directly involved in the preparation of the disclosure of TSLR’s publicly available documents. In connection to TSLL and TSLT, none of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to either fund. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSLL and TSLT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying TSLA ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying TSLA ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

The Fund, the Trust, the Adviser, and their respective affiliates do not provide any representation regarding the performance of TSLL and TSLT.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TSLL AND TSLT, THEIR TRUSTS, AND THEIR SERVICE PROVIDERS.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH TSLR.